Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000073664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI Colombia ETF
C000081214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI China Consumer Discretionary ETF
C000068030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI Norway ETF
C000096448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X FTSE Southeast Asia ETF
C000073663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI Argentina ETF
C000104595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI Greece ETF
C000205374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X DAX Germany ETF
C000231755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X MSCI Vietnam ETF
Without Sales Load [Member] | C000073664
Average Annual Return [Line Items]
Average Annual Return, Percent	23.21%		(4.58%)	(6.86%)
Without Sales Load [Member] | C000081214
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%		4.06%	5.79%
Without Sales Load [Member] | C000068030
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%		4.14%	2.04%
Without Sales Load [Member] | C000096448
Average Annual Return [Line Items]
Average Annual Return, Percent	23.18%		4.12%	3.07%
Without Sales Load [Member] | C000073663
Average Annual Return [Line Items]
Average Annual Return, Percent	92.36%		28.86%	14.35%
Without Sales Load [Member] | C000104595
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%		8.58%	0.42%
Without Sales Load [Member] | C000205374
Average Annual Return [Line Items]
Average Annual Return, Percent	31.32%		6.96%	5.13%
Without Sales Load [Member] | C000231755
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%	(14.71%)
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%	3.43%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%	3.43%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%		6.24%	5.27%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%	3.43%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%	3.43%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%	3.43%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%		6.24%	5.27%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%	(0.73%)
MSCI All Colombia Select 25/50 Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Colombia Select 25/50 Index (net)^
Average Annual Return, Percent	23.75%		(4.24%)	(6.34%)
MSCI China Consumer Discretionary 10/50 Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Consumer Discretionary 10/50 Index (net)^
Average Annual Return, Percent	20.82%		4.59%	6.45%
MSCI Norway IMI 25/50 Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index (net)
Average Annual Return, Percent	13.41%		4.52%	2.34%
FTSE/ASEAN 40 Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE/ASEAN 40 Index (net)
Average Annual Return, Percent	24.04%		4.84%	3.78%
MSCI All Argentina 25/50 Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Argentina 25/50 Index (net)
Average Annual Return, Percent	93.40%		29.41%	14.77%
MSCI All Greece Select 25/50 Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Greece Select 25/50 Index (net)^
Average Annual Return, Percent	21.45%		9.20%	1.16%
DAX Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DAX Index (net)
Average Annual Return, Percent	31.37%		6.83%	5.16%
MSCI Vietnam Select 25-50 Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Vietnam Select 25-50 Index^
Average Annual Return, Percent	12.93%	(14.03%)